4. ACCRUED INTEREST PAYABLE - RELATED PARTY	3 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
ACCRUED INTEREST PAYABLE - RELATED PARTY

On June 6, 2016, the Company received $50,000 from a principal stockholder.  Pursuant to the terms of the loan, the advance bears interest at 3%, is unsecured and due on demand. The Company recorded accrued interest payable of $1,225 as of March 31, 2017.  In addition, the Company recorded $1,425 as an in-kind contribution of interest related to the loan for the year ended December 31, 2016.